Accrued Expenses and Other Payables - Schedule of Accrued Expenses and Other Payables (Details) (US VR Global Inc.) - US VR Global Inc. [Member]	Dec. 31, 2017 USD ($)
Accrued expenses	$ 260,089
Total Accrued liabilities	$ 260,089